Recapitalization (Details) - Schedule of Transaction Costs Incurred within the Consolidated Statements of Operations - USD ($)			11 Months Ended
	Dec. 13, 2023	Apr. 10, 2023	Dec. 31, 2023
Schedule of Transaction Costs Incurred within the Consolidated Statements of Operations [Abstract]
Accounting and audit fees			$ 116,477
Legal fees	$ 165,000	$ 165,000	200,000
Total			$ 316,477